Financial Instruments and Risk Management (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Impact on loss due to percent change in interest rate	$ 165
Impact on carrying value of promissory note due to percent change in interest rate	166
Restricted deposits	12,976	$ 11,449	$ 10,000
Amounts receivable and other assets	3,032	2,914
Current trade payables	2,755	4,533
Maximum exposure to credit risk	19,562
Financial instrument at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Restricted deposits	12,401	10,640
Amounts receivable and other assets	2,382	2,176
Financial instrument at fair value through profit or loss [Member] | Level 1 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Restricted deposits	12,401	10,640
Financial instrument at fair value through profit or loss [Member] | Level 2 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Current trade payables	772	125
Financial instrument at fair value through profit or loss [Member] | Level 3 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Amounts receivable and other assets	$ 2,382	$ 2,176